Tri-Continental Corporation
225 Franklin Street
Boston, MA 02110
May 3, 2021
VIA EDGAR
Mr. John Grzeskiewicz
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Tri-Continental Corporation (the Registrant) Short-Form Registration Statement on Form N-2 Filing (N-2ASR)
File Nos. 333-255533/811-00266 Post-Effective Amendment No. 1
Dear Mr. Grzeskiewicz:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Corporation do not differ from that contained in Registrant’s Post-Effective Amendment No. 1 (Amendment). This Amendment was filed electronically on April 27, 2021.
If you have any questions, please contact either me at (312) 634-9280 or MaryEllen McLaughlin at (617) 385-9540 or Katina Walker at (612) 671-6990.
Sincerely,
Megan E. Garcy Assistant Secretary Tri-Continental Corporation